TAXES - Temporary Differences and Carryforwards (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$ 36,451	$ 49,660
NOL Carryforwards	158,758	5,202
Deferred government grants	166,041	204,522
Total deferred tax assets	$ 361,250	$ 259,384